Derivatives - BS Location (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	$ 259	$ 296
Fair Value of Derivative Instruments, Liabilities	95	69
Derivatives designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	218	233
Fair Value of Derivative Instruments, Liabilities	13	18
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	107	148
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	86	61
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	9	14
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	3	3
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	2,160	2,815
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Noncurrent balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	1,459	1,240
Derivatives designated as hedging instruments | Interest rate swap contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	25	24
Derivatives designated as hedging instruments | Interest rate swap contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	1	1
Derivatives designated as hedging instruments | Interest rate swap contracts | Noncurrent balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	1,953	1,753
Derivatives not designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	41	63
Fair Value of Derivative Instruments, Liabilities	82	51
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	41	63
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	82	51
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	$ 5,655	$ 5,359